CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Product revenues	$ 248	$ 391	$ 467	$ 737	$ 1,029	$ 1,127
License revenues	193	184	448	359	711	680
Total net revenues	441	575	915	1,096	1,740	1,807
Cost of goods sold	142	226	248	421	898	737
Gross margin	299	349	667	675	842	1,070
Operating expenses:
Research and development	180	259	343	483	826	632
Depreciation and amortization	55	58	110	114	223	151
Selling, general and administrative	700	660	1,412	1,714	3,110	3,620
Total operating expenses	935	977	1,865	2,311	4,159	4,403
Loss from operations	(636)	(628)	(1,198)	(1,636)	(3,317)	(3,333)
Interest income					0	2
Interest expense	(17)	(24)	(70)	(47)	(94)	0
Gain on sale of equipment	0	0	0	2	3	55
Amortization of debt discount	0	0	(142)	(204)	(257)	0
Other income (expense)	(1)	(19)	(4)	(27)	(33)	14
Net loss	(654)	(671)	(1,414)	(1,912)	(3,698)	(3,262)
Other comprehensive loss, foreign currency translation adjustments	(1)	(2)	(2)	(2)	(2)	27
Total comprehensive loss	$ (655)	$ (673)	$ (1,416)	$ (1,914)	$ (3,700)	$ (3,235)
Net loss per common share, basic and diluted	$ (0.03)	$ (0.05)	$ (0.06)	$ (0.14)	$ (0.24)	$ (0.29)
Weighted average common shares outstanding, basic and diluted	25,166,752	14,556,050	22,004,712	13,289,703	15,624,999	11,223,878